Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”).

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates.

On an ongoing basis, the Company’s management evaluates estimates, including those related to intangible assets and goodwill, tax assets and liabilities, fair values of stock-based awards, inventory write-offs, warranty provision, allowance for bad debt and provision for rebates and returns. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

b.	Financial statements in United States dollars:

A majority of the revenues of the Company and its subsidiaries are denominated in U.S. dollars (“dollar” or “dollars”). The dollar is the primary currency of the economic environment in which the Company and its subsidiaries, other than the Company’s German subsidiary, operate. Thus, the functional and reporting currency of the Company and its subsidiaries, other than the Company’s German subsidiary, is the dollar. Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into U.S. dollars in accordance with Accounting Standards Codification (“ASC”) No. 830 “Foreign Currency Matters”. Changes in currency exchange rates between the Company’s functional currency and the currency in which a transaction is denominated are included in the Company’s results of operations as finance income (expenses), net in the period in which the currency exchange rates change.

For the Company’s subsidiary in Germany whose functional currency is the Euro, all amounts on the balance sheets have been translated into the dollar using the exchange rates in effect on the relevant balance sheet dates. All amounts in the statements of income have been translated into the dollar using the exchange rate on the respective dates on which those elements are recognized. The resulting translation adjustments are reported as a component of accumulated other comprehensive income in shareholders’ equity.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions including profits from intercompany sales have been eliminated upon consolidation.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at acquisition.

e.	Short-term bank deposits:

Short-term bank deposits are deposits with an original maturity of more than three months but less than one year from the date of acquisition.

f.	Marketable securities:

The Company accounts for investments in marketable securities in accordance with ASC 320, “Investments - Debt and Equity Securities”. Management determines the appropriate classification of its investments at the time of purchase and re-evaluates such determinations at each balance sheet date. The Company classifies its marketable securities as either short-term or long-term based on each instrument’s underlying contractual maturity date and the entity’s expectations of sales and redemptions in the following year.

The Company classifies all of its marketable securities as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in “accumulated other comprehensive income (loss)” in shareholders’ equity. Realized gains and losses on sales of marketable securities are included in finance income, net and are derived using the specific identification method for determining the cost of securities.

The amortized cost of marketable securities is adjusted for amortization of premium and accretion of discount to maturity, both of which, together with interest, are included in finance income, net.

The Company recognizes an impairment charge when a decline in the fair value of its investments in marketable securities below the cost basis of such securities is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company’s intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired (“OTTI”), the amount of impairment is recognized in the statement of operations and is limited to the amount related to credit losses, while impairment related to other factors is recognized in accumulated other comprehensive income (loss). The Company did not recognize any impairment with respect to OTTI on its marketable securities in 2016, 2017 and 2018.

g.	Inventories:

Inventories are measured at the lower of cost or net realizable value. The cost of inventories comprises costs of purchase and costs incurred in bringing the inventories to their present location and condition. Inventory write-down is measured as the difference between the cost of the inventory and net realizable value based upon assumptions about future demand, and is charged to cost of sales.

Cost of inventories is determined as follows:

Raw and packing materials - on the basis of weighted average cost.

Finished goods - on the basis of average costs of materials, and other direct manufacturing cost.

Inventory write offs have been provided to cover risks arising from dead and slow-moving items, technological obsolescence and excess inventories according to revenue forecasts.

During the years ended December 31, 2016, 2017 and 2018, the Company recorded inventory write offs in a total amount of $2,211, $2,988 and $1,759, respectively.

h.	Property, plant and equipment:

Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation and accumulated impairment losses. Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%
Office furniture and equipment	7 - 20
Computer and peripheral equipment	33
Machinery and equipment	7 - 33
Leasehold improvements	*)
Building and land	**)

*)	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

**)	Building and land consist of land and a new ink manufacturing plant. In September 2018 the company purchased the land which includes long-term leasehold rights, with lease term of 98 years. As of December 31, 2018, the ink manufacturing plant in under construction. Depreciation of the manufacturing plant will begin upon completion of its construction.

i.	Business combinations:

The Company accounts for business combinations in accordance with ASC No. 805, “Business Combinations” (“ASC No. 805”). ASC No. 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in consolidated statements of income. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in consolidated statements of income.

Acquisition related costs are expensed to the statement of income in the period incurred.

j.	Goodwill and other intangible assets:

Goodwill reflects the excess of the purchase price of business acquired over the fair value of net assets acquired. Under ASC No. 350, “Intangibles – Goodwill and other” (“ASC No. 350”), goodwill is not amortized but rather is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. In accordance with ASC No. 350, the Company performs an annual impairment test on December 31 of each year.

The Company operates in one operating segment and this segment comprises the only reporting unit. The Company tests goodwill using the two-step process in accordance with ASC No. 350. The first step, identifying a potential impairment, compares the fair value of the reporting unit with its carrying amount. If the carrying amount exceeds its fair value, the second step would need to be performed; otherwise, no further step is required. The second step, measuring the impairment loss, compares the implied fair value of the goodwill with the carrying amount of the goodwill. Any excess of the goodwill carrying amount over the applied fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to fair value. During the years ended December 31, 2016, 2017 and 2018, no impairment of goodwill has been identified.

The intangible assets of the Company are not considered to have an indefinite useful life and are amortized over their useful lives. Customer relationships are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such assets as compared to the straight-line method. Acquired technology and non-competition agreements are amortized on a straight-line basis.

k.	Impairment of long-lived assets and intangible assets subject to amortization:

Property, plant and equipment and intangible assets subject to amortization are reviewed for impairment in accordance with ASC No. 360, “Accounting for the Impairment or Disposal of Long-Lived Assets,” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

During the years ended December 31, 2016, 2017 and 2018, no impairment losses were recorded.

l.	Revenue recognition:

The Company generates revenues from sales of systems, consumables and services. The Company generates revenues from sale of its products directly to end-users and indirectly through independent distributors, all of whom are considered end-users.

The Company recognizes revenues in accordance with ASC No. 606, “Revenue from Contracts with Customers”. As such, the Company recognizes revenue under the core principle that transfer of control to the Company’s customers should be depicted in an amount reflecting the consideration the Company expects to receive in revenue. Therefore, the Company identifies a contract with a customer, identifies the performance obligations in the contract, determines the transaction price, allocates the transaction price to each performance obligation in the contract and recognizes revenues when, or as, the Company satisfies a performance obligation.

Revenues from products, which consist of systems and consumables, are recognized at the point of time when control has transferred, in accordance with the agreed-upon delivery terms. Revenues from services are derived mainly from the sale of print heads, spare parts, upgrade kits and sale of service contracts. The Company’s print heads, spare parts and upgrade kits revenues (collectively “Spare parts”) are recognized at the point of time when control has transferred, in accordance with the agreed-upon delivery terms. Service contracts are recognized over time, on a straight-line basis, over the period of the service.

For multiple performance obligations arrangements, such as selling a system with service contract, installation and training, the Company accounts for each performance obligation separately as it is distinct. The transaction price is allocated to each distinct performance obligation on a relative standalone selling price (“SSP”) basis and revenue is recognized for each performance obligation when control has passed. In most cases, the Company is able to establish SSP based on the observable prices of services sold separately in comparable circumstances to similar customers and for products based on the Company’s best estimates of the price at which the Company would have sold the product regularly on a stand-alone basis. The Company reassesses the SSP on a periodic basis or when facts and circumstances change.

The Company periodically provides customer incentive programs in the form of product discounts, volume-based rebates and warrants (see also note 10f), which are accounted for as a variable considerations that are deducted from revenue in the period in which the revenue is recognized. These reductions to revenue are made based upon reasonable and reliable estimates that are determined according to historical experience and the specific terms and conditions of the incentive.

Although, in general, the Company does not grant rights of return, there are certain instances where such rights are granted. The Company maintains a provision for returns which is estimated, based primarily on historical experience as well as management judgment, and is recorded as reduction of revenue. Such provision amounted to $570 as of December 31, 2018 and is included in accrued expenses and other current liabilities in the consolidated balance sheet. Under Topic 605, the provision of $580 as of December 31, 2017 was presented as a reduction to trade receivables.

Contract liabilities include amounts received from customers for which revenue has not yet been recognized. Contract liabilities amounted to $2,090 and $3,931 as of December 31, 2017 and 2018, respectively and are presented under deferred revenues and advances from customers and other long term liabilities. During the year ended December 31, 2018, the Company recognized revenues in the amount of $1,232 which have been included in the contract liabilities at January 1, 2018.

In cases where the Company’s customers trade-in old systems as part of sales of new systems, the fair value of the old systems is recorded as inventory, provided that such value can be determined.

Revenue disaggregated by revenue source for the years ended December 31, 2016, 2017 and 2018, consists of the following:

	Year ended December 31,
	2016	2017	2018

Systems	$57,894	$50,498	$65,825
Ink and consumables	42,834	51,455	59,904
Spare parts	6,168	9,652	12,377
Service contracts	1,708	2,483	4,267

Total revenue	$108,694	$114,088	$142,373

The following table presents revenue disaggregated by geography based on customer location:

	Year ended December 31,
	2016	2017	2018

U.S	$63,656	$60,541	$77,652
EMEA	24,720	32,015	45,195
Asia Pacific	11,963	16,092	15,572
Other	8,355	5,440	3,954

Total revenue	$108,694	$114,088	$142,373

Remaining performance obligations represents contracted revenues that have not yet been recognized, which includes deferred revenues and non-cancelable contracts that will be invoiced and recognized as revenue in future periods. The following table represents the remaining performance obligations as of December 31, 2018, which are expected to be satisfied and recognized in future periods:

	2019	2020	2021 and thereafter
Product	$172	$-	$-
Services	4,617	1,201	55

Total	$4,789	$1,201	$55

The Company elected to apply the optional exemption under paragraph 606-10-50-14(a) not to disclose the remaining performance obligations that relate to contracts with an original expected duration of one year or less for which deferred revenues have not been recorded yet.

m.	Shipping and Handling:

Shipping and handling fees charged to the Company’s customers are recognized as revenue in the period shipped and the related costs for providing these services are recorded as a cost of revenues. Revenues from shipping in the years ended December 31, 2016, 2017 and 2018 were $768, $1,355 and $1,702, respectively.

n.	Cost of revenues:

Cost of revenues is comprised mainly of cost of systems and ink production, employees’ salaries and related costs, allocated overhead expenses, import taxes, royalties and shipping and handling fees.

o.	Warranty costs:

The Company typically provides assurance type warranty for one-year on the systems including parts and labor. A provision is recorded for estimated warranty costs at the time revenues are recognized based on historical warranty costs and management’s estimates. Factors that affect the Company’s warranty liability include the number of systems, historical rates of warranty claims and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts thereof as necessary.

The followings are the changes in the liability for product warranty from January 1, 2017 to December 31, 2018:

Balance at January 1, 2017	$2,019
Provision for warranties issued during the year	2,807
Reduction for payments and costs to satisfy claims	(3,049)

Balance at December 31, 2017	1,777

Provision for warranties issued during the year	3,381
Reduction for payments and costs to satisfy claims	(2,921)

Balance at December 31, 2018	$2,237

p.	Research and development expenses:

Research and development expenses are charged to the statement of income, as incurred.

q.	Restructuring:

Restructuring consists of costs primarily related to early retirement or retention agreements with employees of the Company’s Wisconsin facility in connection with the transition of its U.S headquarters to the East Coast in the United States.

r.	Accounting for share-based compensation:

The Company accounts for share based compensation in accordance with, “Compensation - Stock Compensation” (“ASC No. 718”) that requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the award is recognized as an expense over the requisite service periods in the Company’s consolidated statement of operations.

The Company selected the binomial option pricing model as the most appropriate fair value method for its stock options awards with the following assumptions for the years ended December 31, 2016, 2017 and 2018:

	Year ended December 31,
	2016	2017	2018

Suboptimal exercise multiple	1.0-1.5	1.0-1.5	1.0-1.5
Risk free interest rate	0.3%-2.2%	2.2%-2.3%	2.0%-3.1%
Volatility	54%-56%	51%-53%	47%-51%
Dividend yield	0%	0%	0%

The expected volatility is based on volatility of the Company’s share price and similar companies whose share prices are publicly available over an historical period equivalent to the option’s expected term. The computation of the suboptimal exercise multiple based on empirical studies, the early exercise factor of public companies is approximately 100% for employees and 150% for managers.

The interest rate for period within the contractual life of the award is based on the U.S. Treasury Bills yield curve in effect at the time of grant. The Company currently has no plans to distribute dividends and intends to retain future earnings to finance the development of its business.

The fair value of each restricted stock unit (“RSU”) is the market value as determined by the closing price of the common share prior to the day of grant.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting based on service conditions, using the straight-line method, over the requisite service period of each of the awards. The Company recognizes forfeitures of awards as they occur.

On January 1, 2017, the Company adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2016-09 (Topic 718) Compensation—Stock Compensation: Improvements to Employee Stock-Based Payment Accounting, which simplifies several aspects of the accounting for stock-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, forfeiture, statutory tax withholding requirements, and classification on the statement of cash flows.

The impact of the adoption on the Company’s Consolidated Financial Statements was as follows:

1.	Forfeitures: The Company elected to account for forfeitures as they occur using a modified retrospective transition method, rather than estimating forfeitures, resulting in a cumulative-effect of $69, which decreased the January 1, 2017 opening retained earnings balance on the Consolidated Balance Sheets.

2.	Historically, excess tax benefits or deficiencies from the Company’s equity awards were recorded as additional paid-in capital in its consolidated balance sheets. As a result of adoption, starting January 1, 2017 the Company prospectively recorded any excess tax benefits or deficiencies from its equity awards as part of its provision for income taxes in its consolidated statements of operations in the reporting periods in which options are exercised or RSU’s vests.

3.	Cash flow presentation of excess tax benefits: The Company is required to classify excess tax benefits along with other income tax cash flows as an operating activity either prospectively or retrospectively. The Company elected to apply the change in presentation to the statements of cash flows prospectively from January 1, 2017. Prior periods have not been adjusted.

s.	Derivatives and hedging:

The Company accounts for derivatives and hedging based on ASC No. 815, “Derivatives and Hedging” (“ASC No. 815”). ASC No. 815 requires the Company to recognize all derivatives on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship.

According to ASC No. 815, for derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. If the derivatives meet the definition of a hedge and are so designated, depending on the nature of the hedge, changes in the fair value of such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings, or recognized in accumulated other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative’s change in fair value is recognized in earnings.

Starting 2015, the Company entered into forward and option contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses denominated in New Israeli Shekels (“NIS”). As of December 31, 2017 and 2018, the fair value of the Company’s outstanding forward and option contracts amounted to $45 and $(111) which is included within “Other accounts receivable and prepaid expenses” and “Other payables and accrued expenses”, respectively on the balance sheets.

The Company measured the fair value of these contracts in accordance with ASC No. 820, “Fair Value Measurements and Disclosures” (“ASC No. 820”), and they were classified as level 2 of the fair value hierarchy.

As of December 31, 2017, and 2018, the Company had outstanding hedging contracts in the notional amount of $3,651 and $10,581, respectively.

t.	Advertising:

Advertising costs are charged to operations as incurred and were $526, $612 and $1,077 for the years ended December 31, 2016, 2017 and 2018, respectively.

u.	Income taxes:

The Company accounts for income taxes and uncertain tax positions in accordance with ASC No. 740, “Income Taxes” (“ASC No. 740”). ASC No. 740 prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on temporary differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized. Deferred tax assets and liabilities are classified to non-current assets and liabilities, respectively.

ASC No. 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits on its taxes on income.

v.	Concentrations of credit risks:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, marketable securities, foreign exchange contracts and trade receivables.

The majority of the Company’s and its subsidiaries’ cash and cash equivalents, bank deposits and marketable securities are invested in major banks in Israel and the U.S. Generally, these cash equivalents may be redeemed upon demand and, therefore management believes that it bears a lower risk.

The Company attempts to limit its exposure to interest rate risk by investing in securities with maturities of less than three years; however, the Company may be unable to successfully limit its risk to interest rate fluctuations. At any time, a sharp rise in interest rates could have a material adverse impact on the fair value of its investment portfolio. Conversely, declines in interest rates could have a material favorable impact on the fair value of its investment portfolio. Increases or decreases in interest rates could have a material impact on interest earnings related to new investments during the period.

The trade receivables of the Company and its subsidiaries are mainly derived from sales to customers located in the United States, Europe, the Middle East, Africa and Asia Pacific. The Company performs ongoing credit evaluations of its customers. In certain circumstances, the Company may require from its customers letters of credit, other collateral or additional guarantees. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. Historically, the Company has not recorded allowance for doubtful accounts, however certain immaterial bad debt expenses amounting to $216, $97 and $19 were recorded for the years ended December 31, 2016, 2017 and 2018, respectively.

w.	Severance pay:

The Company’s employees in Israel have subscribed to Section 14 of Israel’s Severance Pay Law, 5723-1963 (“Section 14”). Pursuant to Section 14, the Company’s employees, covered by this section, are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made on their behalf by the Company. Payments in accordance with Section 14 release the Company from any future the severance liabilities in respect of those employees. Neither severance pay liability nor severance pay fund under Section 14 for such employees is recorded on the Company’s balance sheet.

With regards to employees in Israel that are not subject to Section 14, the Company’s liability for severance pay is calculated pursuant to the Severance Pay Law, based on the most recent salary of the relevant employees multiplied by the number of years of employment as of the balance sheet date. These employees are entitled to one-month salary for each year of employment or a portion thereof. The Company’s liability for these employees is fully provided for via monthly deposits with severance pay funds, insurance policies and an accrual. The value of these deposits is recorded as an asset with other assets on the Company’s balance sheet.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Severance Pay Law or labor agreements.

Severance and Garden leave pay expenses for the years ended December 31, 2016, 2017 and 2018 were $1,590, $2,088 and $3,124 respectively.

x.	Fair value of financial instruments:

The Company applies ASC No. 820 Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC No. 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 -	Valuations based on quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The carrying amount of cash, cash equivalents, short term bank deposits, trade receivables, other accounts receivable, trade payables and other accounts payable and accrued expenses approximates their fair value due to the short-term maturities of such instruments.

The Company measures its marketable securities and foreign currency derivative instruments at fair value. Marketable securities and foreign currency derivative instruments are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The contingent payment related to the SPSI acquisition is classified within Level 3 as it is based on significant inputs not observable in the market.

y.	Comprehensive income:

The Company accounts for comprehensive income in accordance with FASB ASC No. 220, “Comprehensive Income.” Comprehensive income generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relate to gains and losses on hedging derivative instruments, unrealized gains and losses on marketable securities and unrealized gain and losses from foreign currency translation adjustments.

z.	Basic and diluted net income per share:

Basic net income per share is computed based on the weighted average number of ordinary shares outstanding during each period. Diluted net income per share is computed based on the weighted average number of ordinary shares outstanding during each period, plus dilutive potential ordinary shares considered outstanding during the period, in accordance with ASC No. 260, “Earnings Per Share”.

The total number of shares related to the outstanding options and RSU’s excluded from the calculation of diluted net earnings per share due to their anti-dilutive effect was 1,498,503 and 884,028 for the years ended December 31, 2016 and 2018, respectively. For the year ended December 31, 2017, all outstanding options and RSU’s have been excluded from the calculation of the diluted earnings per share since their effect was anti-dilutive.

aa.	Recently adopted accounting standard:

In May 2014, the Financial Accounting Standards Board (“FASB”) issued new guidance related to revenue recognition: “Revenue from Contracts with Customers” (“ASC 606”), which outlines a comprehensive revenue recognition model and supersedes most current revenue recognition guidance. The Company adopted ASC 606 on January 1, 2018, using the modified retrospective transition method applied to those contracts which were not completed as of January 1, 2018. The new standard application had no material effect on the pattern of revenue recognition, nevertheless, the revenue recognition disclosure has been adjusted in accordance to ASC 606 guidance. See Revenue Recognition above for further details.

bb.	Impact of recently issued accounting standard and not yet adopted:

1.	In February 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2016-02 (Topic 842) “Leases.” Topic 842 supersedes the lease requirements in Accounting Standards Codification (ASC) Topic 840, “Leases.” Under Topic 842, lessees are required to recognize assets and liabilities on the balance sheet for most leases and provide enhanced disclosures. Leases will continue to be classified as either finance or operating. This ASU is effective for annual periods beginning after December 15, 2018. The provisions of ASU 2016-02 are to be applied using a modified retrospective approach. In July 2018, the FASB issued Accounting Standards Update 2018-11, Leases (Topic 842). This update provides entities with an additional (and optional) transition method to adopt the new leases standard. Under this method, an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Consequently, the prior comparative period’s financials will remain the same as those previously presented.

The Company has elected to apply the guidance at the beginning of the period of adoption and not restate comparative periods. In addition, the Company elected the available practical expedients on adoption.

The Company expect to record right-of-use leased assets and corresponding liabilities of approximately $15,000 at January 1, 2019.

2.	In June 2016, the FASB issued Accounting Standards Update No. 2016-13 (ASU 2016-13) “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. ASU 2016-13 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2019. The Company is currently evaluating the potential effect on its consolidated financial statements.

3.	In January 2017, the FASB issued Accounting Standards Update No. 2017-04 (ASU 2017-04) “Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.” ASU 2017-04 eliminates step two of the goodwill impairment test and specifies that goodwill impairment should be measured by comparing the fair value of a reporting unit with its carrying amount. Additionally, the amount of goodwill allocated to each reporting unit with a zero or negative carrying amount of net assets should be disclosed. ASU 2017-04 is effective for annual or interim goodwill impairment tests performed in fiscal years beginning after December 15, 2019, with early adoption permitted. The Company does not expect that this new guidance will have a material impact on the Company’s Consolidated Financial Statements.

4.	In August 2017, the FASB issued ASU No. 2017-12 (Topic 815) Derivatives and Hedging — Targeted Improvements to Accounting for Hedging Activities, which expands an entity’s ability to hedge financial and nonfinancial risk components and amends how companies assess effectiveness as well as changes the presentation and disclosure requirements. The new standard is to be applied on a modified retrospective basis and is effective for interim and annual periods beginning after December 15, 2018, with early adoption permitted. The Company does not expect that this new guidance will have a material impact on the Company’s Consolidated Financial Statements.

5.	In June 2018, the FASB issued ASU No. 2018-07, “Compensation - Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting.” These amendments expand the scope of Topic 718, Compensation - Stock Compensation (which currently only includes share-based payments to employees) to include share-based payments issued to nonemployees for goods or services. Consequently, the accounting for share-based payments to nonemployees and employees will be substantially aligned. This ASU supersedes Subtopic 505-50, Equity - Equity-Based Payments to Non-Employees. The guidance is effective for the interim and annual periods beginning after December 15, 2018, and early adoption is permitted. The Company is currently evaluating the potential effect on its consolidated financial statements.